SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliaion, at federal statutory income tax rate, percent	21.00%